DEBT - Total interest expense (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Cash interest expense					$ 6,587	$ 99
Payment in kind interest, net			$ 8,147	$ 9,029	14,582	19,619
LOC commitment charges					153	141
Amortization of debt issuance costs					2,361	551
Total	$ 7,157	$ 6,066	$ 19,987	$ 17,428	23,683	20,410
Interest expense related to capitalized software development					358
Amendment fee paid in kind					$ 1,754	$ 334